RELATED PARTY INFORMATION (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Summary of Related Party Transactions	These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$175	$201	$677	$845
Cost of goods sold	$121	$113	$377	$356

	September 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$103	$107
Trade payables	$89	$103

These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Net sales	$171	$168	$533	$564
Cost of goods sold	$69	$86	$265	$348
Selling, general and administrative expenses	$34	$36	$102	$112

	September 30, 2019	December 31, 2018
	(in millions)
Trade receivables	$15	$10
Trade payables	$73	$118